Commitments and Contingencies (Details) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2021	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Payment term of license agreement per month				$ 787.5	$ 1,000
Rent expenses				$ 3,250	12,000
Rent expense					0
Net sales percentage				6.00%
Royalties reduction		10.00%		3.00%
Royalties				$ 0	0
Milestone payment				22,375,000
Total budget			$ 2,436,928
Paid amount				$ 714,943	444,421
Balance due amount					$ 359,617
Blink Bio [Member]
Commitments and Contingencies [Line Items]
License fee	$ 300,000